Deposits Due to Customers (Tables)	12 Months Ended
Dec. 31, 2020
Deposits from customers [Abstract]
Details of deposits sorted by interest type

Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Deposits in local currency
Deposits on demand	8,655,228	12,454,024
Deposits at termination	224,115,771	242,397,664
Mutual installment	28,574	26,319
Deposits on notes payables	2,174,995	2,647,492
Deposits on CMA	150,300	110,413
Certificate of deposits	973,625	2,072,389
Other deposits	1,451,470	1,372,461

Sub-total	237,549,963	261,080,762

Deposits in foreign currencies
Deposits in foreign currencies	27,143,710	30,408,762

Present value discount	(8,095)	(12,245)

Total	264,685,578	291,477,279